GENERAL DESCRIPTION AND OPERATION OF THE PLAN (Details) - EBP 020	12 Months Ended
	Dec. 31, 2028	Dec. 31, 2025 USD ($) note	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate		3.00%
Vesting service period		2 years
Eligible for contributions, service period		30 days
Participant contributions, maximum contribution percentage of eligible pre-tax earnings		75.00%
Employer retirement contribution percentage		3.00%
Matching percentage		25.00%
Participant compensation matched, percentage		1.00%
Service period to receive retirement and matching contributions		90 days
Maximum participant investment in employer fund, percentage		10.00%
Dividends paid		$ 0
Forfeiture credits		2	$ 0
Minimum borrowing, amount		500
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Maximum number of participant notes outstanding at any time | note		1
Participant loan, interest rate		6.75%	7.50%
Forecast
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%